Investment Objectives and Goals - AMG GW&K International Small Cap Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG GW&K International Small Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of AMG GW&K International Small Cap Fund (the “Fund”) is to seek long-term capital appreciation.